Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,363)	$ (37,177)	$ (38,647)	$ (259,186)
Adjustments to Reconcile Net Income (Loss) to Net Cash Used in Operating Activities:
Depreciation	0	10	4	7
Loss on impairment of long-lived assets	0	4,599	4,599	228,515
Loss on the disposal of assets	0	20,494	20,494	0
Stock compensation expense for options and warrants issued to employees and non-employees	327	6,202	5,308	9,696
Amortization of debt discounts	0	451	505	8,663
Non-cash interest expense	3,970	1,140	1,140	441
Amortization of loan costs	0	0	0	1,076
Settlement expense	2,363	0	0	0
Changes in Operating Assets and Liabilities:
Prepaid expenses	0	0	(216)	(30)
Other assets	3	6	0	(3)
Other liabilities	0	0	0	8
Accounts payable and accrued liabilities	1,365	1,101	3,154	136
Net cash used in operating activities	(5,335)	(3,174)	(3,659)	(10,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	0	0	0	(36)
Disposal of fixed assets	0	200	200	0
Net cash used by investing activities	0	200	200	(36)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	5,657	3,327	3,527	15,145
Loan costs	0	0	0	(533)
Repayment of note payable	0	(100)	(100)	(4,415)
Net cash provided by financing activities	5,657	3,227	3,427	10,197
Minority interest	0	0	0	0
Net increase (decrease) in cash and cash equivalents	322	253	(32)	(516)
Cash and cash equivalents - beginning of period	28	60	60	576
Cash and cash equivalents - end of period	350	313	28	60
Supplemental Disclosures:
Interest paid	69	0	0	0
Income taxes paid	0	0	0	0
Issuance of common stock upon conversion of convertible notes	598	1,150	1,360	325
Issuance of common stock upon conversion of accrued interest	32	14	0	0
Issuance of common stock for interest expense	$ 0	$ 0	$ 21	$ 0